COMMITMENTS AND CONTINGENCY - Leases Commitment (Details) - Jun. 30, 2025	CNY (¥)	USD ($)
Leases Commitment
Total lease payments	¥ 2,915,499	$ 406,986
Office Leases Commitment
Leases Commitment
2026	2,945,476	411,173
Total lease payments	¥ 2,945,476	$ 411,173